STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.7%
Automobiles & Components - .8%
Tesla	6,316	[a]	6,806,122
Banks - 3.4%
Bank of America	177,435		7,313,871
JPMorgan Chase & Co.	93,317		12,720,973
Truist Financial	149,685		8,487,140
			28,521,984
Capital Goods - 7.5%
Deere & Co.	28,281		11,749,624
Eaton	60,541		9,187,702
Honeywell International	50,139		9,756,047
Illinois Tool Works	49,943		10,458,064
Raytheon Technologies	173,098		17,148,819
Trane Technologies	33,381		5,097,279
			63,397,535
Consumer Durables & Apparel - .8%
NIKE, Cl. B	52,143		7,016,362
Consumer Services - 2.7%
Marriott International, Cl. A	71,144	[a]	12,503,558
Royal Caribbean Cruises	120,228	[a]	10,072,702
			22,576,260
Diversified Financials - 6.0%
Ameriprise Financial	35,501		10,663,080
CME Group	49,362		11,741,245
S&P Global	27,903		11,445,253
Synchrony Financial	238,796		8,312,489
Voya Financial	124,334	[b]	8,249,561
			50,411,628
Energy - 4.8%
Chevron	56,775		9,244,673
Pioneer Natural Resources	96,478		24,122,394
Valero Energy	71,553		7,265,492
			40,632,559
Food & Staples Retailing - 1.6%
Costco Wholesale	23,543		13,557,237
Food, Beverage & Tobacco - 1.5%
The Coca-Cola Company	203,078		12,590,836
Health Care Equipment & Services - 7.6%
Abbott Laboratories	108,498		12,841,823
Boston Scientific	198,548	[a]	8,793,691

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.7% (continued)
Health Care Equipment & Services - 7.6% (continued)
Centene	103,366	[a]	8,702,384
CVS Health	99,685		10,089,119
UnitedHealth Group	46,197		23,559,084
			63,986,101
Household & Personal Products - 2.4%
The Estee Lauder Companies, Cl. A	25,806		7,027,490
The Procter & Gamble Company	84,928		12,976,998
			20,004,488
Insurance - 1.5%
American International Group	203,153		12,751,914
Materials - 2.2%
Celanese	70,405		10,058,762
DuPont de Nemours	116,519		8,573,468
			18,632,230
Media & Entertainment - 8.9%
Alphabet, Cl. A	15,885	[a]	44,181,745
Charter Communications, Cl. A	10,647	[a,b]	5,808,151
Live Nation Entertainment	100,359	[a,b]	11,806,233
Meta Platforms, Cl. A	24,078	[a]	5,353,984
Netflix	19,599	[a]	7,341,589
			74,491,702
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
AbbVie	119,902		19,437,313
Danaher	38,408		11,266,219
Eli Lilly & Co.	30,808		8,822,487
Horizon Therapeutics	54,907	[a]	5,776,765
Pfizer	154,407		7,993,650
Thermo Fisher Scientific	14,441		8,529,577
			61,826,011
Real Estate - 2.0%
American Tower	27,882	[c]	7,004,516
Equinix	8,461	[c]	6,274,847
Simon Property Group	25,131	[c]	3,306,234
			16,585,597
Retailing - 5.3%
Amazon.com	12,336	[a]	40,214,743
The Home Depot	13,584		4,066,099
			44,280,842
Semiconductors & Semiconductor Equipment - 7.2%
Advanced Micro Devices	96,892	[a]	10,594,171
KLA	31,583		11,561,273
Micron Technology	190,163		14,811,796
NVIDIA	86,425		23,581,926
			60,549,166

Description		Shares		Value ($)
Common Stocks - 99.7% (continued)
Software & Services - 15.4%
Accenture, Cl. A		14,370		4,845,995
Adobe		5,727	[a]	2,609,336
Atlassian, Cl. A		34,593	[a]	10,164,461
Block		58,621	[a]	7,949,008
CrowdStrike Holdings, CI. A		39,223	[a]	8,906,759
Datadog, Cl. A		28,156	[a]	4,264,789
Intuit		6,400		3,077,376
Mastercard, Cl. A		47,227		16,877,985
Microsoft		178,959		55,174,849
PayPal Holdings		51,157	[a]	5,916,307
The Trade Desk, Cl. A		137,886	[a]	9,548,606
				129,335,471
Technology Hardware & Equipment - 5.8%
Apple		228,492		39,896,988
Seagate Technology Holdings		96,976		8,718,142
				48,615,130
Telecommunication Services - 1.4%
T-Mobile US		93,043	[a]	11,942,069
Transportation - 1.6%
CSX		350,989		13,144,538
Utilities - 1.9%
Constellation Energy		41,026		2,307,713
Exelon		123,021		5,859,490
NextEra Energy		87,765		7,434,573
				15,601,776
Total Common Stocks (cost $478,633,921)				837,257,558
	1-Day Yield (%)
Investment Companies - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,627,059)	0.31	2,627,059	[d]	2,627,059

Investment of Cash Collateral for Securities Loaned - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $739,680)	0.31	739,680	[d]	739,680
Total Investments (cost $482,000,660)		100.1%		840,624,297
Liabilities, Less Cash and Receivables		(.1%)		(717,210)
Net Assets		100.0%		839,907,087

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a Non-income producing security.

b Security, or portion thereof, on loan. At March 31, 2022, the value of the fund’s securities on loan was $14,415,397 and the value of the collateral was $15,088,053, consisting of cash collateral of $739,680 and U.S. Government & Agency securities valued at $14,348,373. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

March 31, 2022 (Unaudited)

The following is a summary of the inputs used as of March 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	837,257,558	-	-	837,257,558
Investment Companies	3,366,739	-	-	3,366,739

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2022, accumulated net unrealized appreciation on investments was $358,623,637, consisting of $365,028,748 gross unrealized appreciation and $6,405,111 gross unrealized depreciation.

At March 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.